POLEN GROWTH & INCOME FUND
Portfolio of Investments
July 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 57.9%
Biotechnology — 2.9%
CSL Ltd.	399	$ 80,982
Novo Nordisk AS, Class B	890	117,919
		198,901
Credit Services — 5.1%
Mastercard, Inc., Class A	386	178,992
Visa, Inc., Class A	632	167,904
		346,896
Diagnostics & Research — 4.1%
ICON PLC*	485	159,293
Thermo Fisher Scientific, Inc.	190	116,535
		275,828
Drug Manufacturers - Specialty & Generic — 1.2%
Zoetis, Inc.	453	81,558
Financial Data & Stock Exchanges — 2.3%
MSCI, Inc.	290	156,820
Household & Personal Products — 1.6%
L'Oreal SA	250	108,112
Information Technology Services — 2.6%
Accenture PLC, Class A	332	109,766
Globant SA*	323	62,891
		172,657
Insurance Brokers — 2.3%
Aon PLC, Class A	483	158,670
Internet Content & Information — 4.9%
Alphabet, Inc., Class C	1,927	333,660
Internet Retail — 5.6%
Amazon.com, Inc.*	2,041	381,626
Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	49	34,563
Medical Devices — 4.2%
Abbott Laboratories	1,668	176,708
Siemens Healthineers AG(a)	1,954	104,733
		281,441
Software Application — 12.9%
Automatic Data Processing, Inc.	503	132,098
Paycom Software, Inc.	428	71,386
Sage Group PLC (The)	4,825	67,447
SAP SE	1,286	271,887
ServiceNow, Inc.*	106	86,325
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Application — (Continued)
Shopify, Inc., Class A*	1,344	$ 82,253
Workday, Inc., Class A*	710	161,255
		872,651
Software Infrastructure — 6.6%
Adobe, Inc.*	346	190,871
Microsoft Corp.	620	259,377
		450,248
Travel Services — 1.1%
Airbnb, Inc., Class A*	529	73,827
TOTAL COMMON STOCKS (Cost $3,359,135)		3,927,458
	Par Value
CORPORATE BONDS† — 23.7%
Consumer Discretionary Products — 1.9%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	$ 20,000	19,871
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	75,000	65,806
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	46,000	39,537
		125,214
Consumer Discretionary Services — 1.2%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	46,000	42,412
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	16,000	15,664
Six Flags Entertainment Corp., 7.25%, 5/15/31(a)	22,000	22,717
		80,793
Consumer Staple Products — 0.9%
Simmons Foods, Inc., 4.625%, 3/1/29(a)	70,000	63,098
Health Care — 2.5%
Option Care Health, Inc., 4.375%, 10/31/29(a)	74,000	69,164
Tenet Healthcare Corp., 6.125%, 10/1/28	96,000	96,311
		165,475
Industrial Products — 4.9%
Chart Industries, Inc., 7.50%, 1/1/30(a)	35,000	36,453

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Industrial Products — (Continued)
Chart Industries, Inc., 9.50%, 1/1/31(a)	$ 41,000	$ 44,569
EMRLD Borrower LP, 6.625%, 12/15/30(a)	26,000	26,489
Madison IAQ, LLC, 5.875%, 6/30/29(a)	73,000	68,404
SPX Flow, Inc., 8.75%, 4/1/30(a)	51,000	53,184
TransDigm, Inc., 6.875%, 12/15/30(a)	100,000	102,910
		332,009
Insurance — 2.8%
GTCR AP Finance, Inc., 8.00%, 5/15/27(a)	74,000	74,308
HUB International Ltd., 5.625%, 12/1/29(a)	102,000	98,025
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	18,000	18,893
		191,226
Materials — 4.7%
ATI, Inc., 5.875%, 12/1/27	32,000	31,784
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	109,000	98,164
Century Aluminum Co., 7.50%, 4/1/28(a)	10,000	10,202
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	30,000	29,474
LABL, Inc., 6.75%, 7/15/26(a)	41,000	40,813
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	60,000	56,187
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	54,000	50,988
		317,612
Media — 2.2%
CCO Holdings, LLC, 4.50%, 5/1/32	26,000	21,791
CCO Holdings, LLC , 4.50%, 6/1/33(a)	26,000	21,342
CCO Holdings, LLC , 4.25%, 1/15/34(a)	26,000	20,556
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	60,000	63,779
McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	10,000	9,627
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	14,000	13,660
		150,755
	Par Value	Value
CORPORATE BONDS — (Continued)
Oil & Gas — 0.8%
Harvest Midstream I LP, 7.50%, 9/1/28(a)	$ 33,000	$ 33,819
Teine Energy Ltd., 6.875%, 4/15/29(a)	22,000	21,834
		55,653
Retail & Wholesale - Discretionary — 0.5%
Specialty Building Products Holdings, LLC, 6.375%, 9/30/26(a)	35,000	34,487
Retail & Wholesale - Staples — 1.0%
US Foods, Inc., 4.625%, 6/1/30(a)	73,000	68,390
Software & Technology Services — 0.3%
Twilio, Inc., 3.875%, 3/15/31	25,000	22,463
TOTAL CORPORATE BONDS (Cost $1,561,582)		1,607,175
SENIOR LOANS†(b) — 15.1%
Consumer Discretionary Products — 0.4%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 9.346% (SOFR +401 bps), 10/4/28	6,000	5,986
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 10.458% (SOFR +511 bps), 1/31/28	19,950	20,025
		26,011
Consumer Discretionary Services — 1.8%
Kuehg Corp., Term Loan B, 9.835% (SOFR +450 bps), 6/12/30	69,755	70,191
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 9.264% - 9.336% (SOFR +400 bps), 8/11/28	53,815	54,192
		124,383
Financial Services — 0.2%
Nexus Buyer, LLC, Amendment No. 5 Term Loans, 9.844% (SOFR +450 bps), 12/13/28	8,978	8,992
Nexus Buyer, LLC, Second Lien Term Loan, 11.694% (SOFR +635 bps), 11/5/29	7,000	6,996
		15,988

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — 3.7%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 9.197% (SOFR +385 bps), 7/17/28	$ 55,709	$ 53,480
CVET Midco 2 LP, Initial Term Loan, 10.335% (SOFR +500 bps), 10/13/29	24,812	24,137
Medical Solutions Holdings, Inc., Initial Term Loan, 8.602% (SOFR +335 bps), 11/1/28	39,732	31,843
Modivcare, Inc., Term Loan, 10.082% (SOFR +475 bps), 6/20/31	26,000	25,382
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, 8.585% (SOFR +325 bps), 11/30/27	54,769	55,043
Sharp Services, LLC, Tranche C Term Loan, 9.085% (SOFR +375 bps), 12/31/28	21,849	22,013
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 10.014% (SOFR +476 bps), 4/17/28	41,704	41,391
		253,289
Industrial Products — 0.8%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 11.596% (SOFR +626 bps), 5/21/29	40,000	40,100
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 12.096% (SOFR +676 bps), 5/21/29	10,000	10,075
		50,175
Industrial Services — 0.8%
Infinite Bidco, LLC, First Lien Term Loan, 9.264% (SOFR +401 bps), 3/2/28(c)	37,849	36,572
LaserShip, Inc., First Lien Initial Term Loan, 10.096% (SOFR +476 bps), 5/7/28	25,801	20,221
		56,793
	Par Value	Value
SENIOR LOANS — (Continued)
Insurance — 0.5%
Asurion, LLC, New B-4 Term Loan, 10.708% (SOFR +536 bps), 1/20/29	$ 37,000	$ 34,276
Materials — 1.7%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 9.444% (SOFR +410 bps), 11/24/27(c)	41,847	41,899
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 8.844% (SOFR +350 bps), 10/2/28	20,840	20,823
LABL, Inc., Initial Dollar Term Loan, 10.447% (SOFR +510 bps), 10/29/28	13,980	13,592
Trident TPI Holdings, Inc., Tranche B-6 Term Loan, 9.332% (SOFR +400 bps), 9/15/28	39,800	40,068
		116,382
Media — 2.6%
Arches Buyer, Inc., Refinancing Term Loan, 8.694% (SOFR +335 bps), 12/6/27(c)	55,510	53,281
Auction.com, LLC, Term Loan, 11.344% (SOFR +600 bps), 5/26/28	40,674	39,230
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 9.458% (SOFR +411 bps), 8/21/28	12,000	12,060
MH Sub I, LLC, Second Lien Term Loan, 11.502% (SOFR +625 bps), 2/23/29	68,000	67,745
		172,316
Retail & Wholesale - Discretionary — 1.2%
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 10.085% (SOFR +475 bps), 4/2/29	40,000	40,056
Wand NewCo 3, Inc., Initial Term Loan, 1/30/31(c)	40,000	40,207
		80,263
Software & Technology Services — 0.6%
Skopima Consilio, First Lien Initial Term Loan, 9.458% (SOFR +411 bps), 5/12/28	41,765	41,869

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Technology Hardware & Semiconductors — 0.4%
Altar Bidco, Inc., Second Lien Initial Term Loan, 10.399% (SOFR +560 bps), 2/1/30	$ 28,000	$ 27,609
Telecommunications — 0.4%
CCI Buyer, Inc., First Lien Initial Term Loan, 9.335% (SOFR +400 bps), 12/17/27	24,808	24,857
TOTAL SENIOR LOANS (Cost $1,022,676)		1,024,211

TOTAL INVESTMENTS - 96.7% (Cost $5,943,393)		6,558,844
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%		226,879
NET ASSETS - 100.0%		$6,785,723

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2024, these securities amounted to $1,539,559 or 22.69% of net assets. These securities have been determined by the Adviser to be liquid securities, unless otherwise noted.
(b)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2024.
(c)	All or a portion of this Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Notes to the Quarterly Portfolio of Investments
July 31, 2024
(Unaudited)
A. Portfolio Valuation:
The Polen Growth & Income Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by Polen Capital Management, LLC (the “Adviser”) as "valuation designee" under the oversight of the Trust’s Board of Trustees ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees.
The Fund has a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. Since inception the Fund has utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as Morningstar Global Equity Classification Structure ("MGECS") or Global Industry Classification Standard ("GICS"), as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
• Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund had the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment;
• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.); and
• Level 3 — Valuations based on significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign

POLEN GROWTH & INCOME FUND
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2024
(Unaudited)
security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund's investments carried at fair value:
	Total Value at 07/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Biotechnology	$198,901	$80,982	$117,919	$—
Credit Services	346,896	346,896	—	—
Diagnostics & Research	275,828	275,828	—	—
Drug Manufacturers - Specialty & Generic	81,558	81,558	—	—
Financial Data & Stock Exchanges	156,820	156,820	—	—
Household & Personal Products	108,112	—	108,112	—
Information Technology Services	172,657	172,657	—	—
Insurance Brokers	158,670	158,670	—	—
Internet Content & Information	333,660	333,660	—	—
Internet Retail	381,626	381,626	—	—
Luxury Goods	34,563	—	34,563	—
Medical Devices	281,441	281,441	—	—
Software Application	872,651	805,204	67,447	—
Software Infrastructure	450,248	450,248	—	—
Travel Services	73,827	73,827	—	—
Corporate Bonds*	1,607,175	—	1,607,175	—
Senior Loans*	1,024,211	—	1,024,211	—
Total Assets	$6,558,844	$3,599,417	$2,959,427	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

POLEN GROWTH & INCOME FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2024
(Unaudited)
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.